Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Loan Receivable [Abstract]
Disclosure of loan receivable [Table Text Block]
	December 31, 2022	December 31, 2021
Opening balance	$1,833,979	$1,301,013
Funds received, net of repayment	67,124	(1,420,320)
Advanced on private placement	-	1,971,000
Share for debt	(1,290,000)	-
Interest receivable	33,887	-
Unrealized foreign exchange	-	(17,714)
Ending receivable balance	$644,990	$1,833,979
Classified as short-term	-	1,290,000
Classified as long-term	$644,990	$543,979